[LOGO OF EATON VANCE    Investing
 MUTUAL FUNDS APPEARS   for the
 HERE]                  21st
                        Century(R)


                                                               [PICTURE PHONE
                                                               WITH PAPERS IN
                                                               BOTTOM HALF
                                                               APPEARS HERE]
     Annual Report March 31, 1998




                                      EV

                                   MARATHON

                                 HIGH INCOME

                                     FUND


 [PICTURE
 OF STATUE
 APPEARS HERE]




                                  Eaton Vance
                     Global Management-Global Distribution


 [PICTURE OF CITY &
 WATERFRONT APPEARS HERE]


                                                                        Marathon

EV Marathon High Income Fund as of March 31, 1998

LETTER TO SHAREHOLDERS

[PHOTO OF M. DOZIER GARDNER APPEARS HERE]

EV Marathon High Income Fund had a total return of 20.6% for the year ended March 31, 1998./1/ That return was the result of a rise in net asset value per share from $7.22 on March 31, 1997 to $8.03 on March 31, 1998, and the reinvestment of $0.622 in dividends. By comparison, the average return for the same period of the 199 funds in the High Current Yield category, as compiled by Lipper Analytical Services, Inc. - a nationally recognized monitor of mutual fund performance - was 16.9% for the same period./2/

Based on the Fund's closing net asset value per share of $8.03 on March 31, 1998, the Fund had a distribution rate of 7.8%./3/ The Fund's SEC 30-day yield at March 31, 1998 was 7.6%./4/

Lower interest rates and a strong stock market

bolstered the high-yield market...

The past fiscal year witnessed another strong performance by the high-yield market, with continued improvement in credit quality. Lower interest rates provided a strong backdrop for the high-yield sector, with ten-year Treasury yields declining from 6.8% a year ago to 5.6% at March 31, 1998. The market was further supported by a strong stock market, which provided a warm welcome for the initial public offerings of many high-yield companies and a coincident improvement in the credit quality of these issuers.

The Fund's performance again earned

high marks from Morningstar...

As we've noted, the fiscal year was another successful period for EV Marathon High Income Fund. The Fund's risk-adjusted performance through March 31, 1998 earned it a Five-Star Overall rating among taxable bond funds covered by Morningstar, Inc. /5/ - a nationally recognized monitor of mutual fund performance.

High Income Portfolio adds to its

research strengths...

While the growth in recent years of the high-yield market presents new opportunities, it also expands the required industry and individual credit analysis. Eaton Vance recently has added to its high-yield research team, thus broadening its resources. Within the past year, two new analysts have brought their special expertise in the telecommunications and media sectors. With that strengthened commitment, High Income Portfolio will continue to search for attractive high-yield opportunities. In the pages that follow, portfolio manager Michael Weilheimer reviews the past year in the high-yield markets and offers his outlook for the year ahead.


                             Sincerely,

                             /s/ M. Dozier Gardner

                             M. Dozier Gardner
                             President
                             May 8, 1998


--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998


Performance/6/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

One year                                                                   20.6%
Five years                                                                 11.4
Ten years                                                                  10.3


SEC Average Annual Total Returns (including CDSC)
--------------------------------------------------------------------------------
One year                                                                   15.6%
Five years                                                                 11.1
Ten years                                                                  10.3


Ten Largest Holdings/7/ By total net assets
--------------------------------------------------------------------------------

Nextlink Communications, Inc.                                               2.1%
Dobson Communications Corp.                                                 1.6
Adelphia Communications Corp.                                               1.4
Extended Stay America                                                       1.4
Unisys Corp.                                                                1.4
IXC Communications, Inc.                                                    1.4
Winstar Communications, Inc.                                                1.3
Pricellular Wireless Communications Corp.                                   1.2
Marcus Cable Co.                                                            1.1
Dial Call Communications, Inc.                                              1.1


/1/ This return does not include the applicable contingent deferred sales charge
    (CDSC.). /2/ Lipper averages are based on total return and do not take sales charges into consideration. It is not possible to invest directly in an average. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. /5/ Morningstar ratings reflect historical risk-adjusted performance through 3/31/98 and are subject to change. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the Fund's 3-,5-, and 10-year returns (with fee adjustment) in excess of 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars; the next 22.5% receive 4 stars. For the 3-year period, the Fund was rated 5 stars (1403 funds), for the 5-year period, 5 stars (831 funds); and for the 10-year period, 4 stars (329 funds) /6/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect applicable CDSC based on the following schedule: 5%-1st year; 5%-2nd year; 4%-3rd year; 3%- 4th year; 2%-5th year; 1%-6th year. /7/ Ten largest holdings account for 14.0% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the portfolio. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                        2
--------------------------------------------------------------------------------

EV Marathon High Income Fund as of March 31, 1998

MANAGEMENT DISCUSSION


Michael W. Weilheimer,
Portfolio Manager

An interview with
Michael W. Weilheimer,
portfolio manager of
High Income Portfolio.

Q: Mike, how would you characterize the high yield bond market in 1997?

A: The high-yield market turned in another strong performance over the past fiscal year, propelled by low inflation, declining interest rates, and a continued strong economy.

   The market's strong performance was especially impressive in light of record issuance, which reached $127 billion in 1997, according to Securities Data Corp. Telecommunications and media companies again dominated the ranks of new issuers, as these companies sought to finance their build-out of state-of-the-art delivery platforms and next-generation product offerings. The large supply met with a warm reception from investors, with mutual funds, pension funds and other institutional buyers remaining very active in the high-yield sector.

Q: The Fund had another excellent year. What accounted for the strong performance?

A: We continued to focus on companies with good underlying business fundamentals. These were typically B-rated credits with the potential of future upgrades. From a sector standpoint, we shifted our emphasis somewhat. In the middle of last year, we reduced the Portfolio's weightings in cyclical issues, such as paper and steel companies. Capacity in some commodity industries had increased significantly at a time when the U.S. economy faced the possibility of a slowdown. That risk was heightened by the increasing difficulties in Asia in late fall. In the meantime, defensive credits like telecommunications, cable, and food continued to enjoy strong fundamentals while remaining less vulnerable to a slowing in aggregate demand.

   Going forward, I have charted a relatively neutral sector mix for the Portfolio. But as I indicated earlier, telecommunications and media bonds remain very prominent in the market, and represented the Portfolio's largest weightings at March 31, 1998. The industry has seen a number of mergers that are implementing greater economies of scale while delivering a larger target audience. Revenue growth has been strong and several high-yield companies have been taken over by investment grade companies. That has further boosted the performance of the sector.


--------------------------------------------------------------------------------

Portfolio Quality Weightings/1/
--------------------------------------------------------------------------------

[PIE CHART APPEARS HERE]

Aaa                 1.4%
Non-Rated          12.0%
Caa                 6.9%
B3                 41.6%
B2                 19.8%
B1                 12.7%
Ba                  3.7%

Five Largest Sector Weightings/1/
--------------------------------------------------------------------------------

Wireline Communications Services        14.9%

Broadcasting & Cable                    12.1%

Wireless Communications Services        12.0%

Manufacturing                            7.3%

Business Services                        6.6%

/1/ Because the Portfolio is actively managed, Industry Weightings and Quality Ratings are subject to change. Five largest sector holdings account for 52.9% of the Portfolio.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

EV Marathon High Income Fund as of March 31, 1998

MANAGEMENT DISCUSSION CONT'D


Q: You indicated that you were increasingly selective in the past year. What kind of profile do you look for in new issues?

A: As the volume of offerings has increased in the past year, we've naturally become increasingly selective. Where new issues are concerned, it's especially important for a company to possess a good business plan. The technology and communications sectors tend to attract a large number of start-up companies. These fields are enormously competitive and subject to rapid change, and for companies without demonstrated success, the risks are very high. Therefore, we prefer to see companies with seasoned management and a track record of attracting and retaining customers.

Q: Cable companies represented a large investment at March 31, 1998. Could you discuss some of the Portfolio's cable holdings?

A: Yes. Marcus Cable has been a long-time holding of the Portfolio. The Dallas-based company is the largest privately-owned cable company in the U.S. and has enjoyed good subscriber growth in the southwest. The company recently agreed to be purchased by Paul Allen, a co-founder of Microsoft. The deal has caused excitement within the industry because Allen, clearly a heavyweight in the technology area, has been exploring ways to combine cable with the Internet.

   We also owned United International Holdings. The growth of cable abroad has been equally as impressive as in the U.S., and United International is a major foreign cable player. However, because many of the company's cable properties are in Europe, it has tended to be misunderstood by analysts, and, in our estimation, undervalued. The company refinanced an outstanding issue in January through a tender offer and subsequently issued new bonds. The Fund's investment in the original bonds performed very well and we currently own the new bonds.

Q: You mentioned having increased your exposure to some defensive sectors.
   Could you expand on that theme?

A: Yes. AFC Enterprises is the parent company of the Church's Fried Chicken and Popeye's restaurant chains. Management has effected an excellent turnaround in recent years, and the company is among the few established fast-food chains today that are enjoying strong growth in same-store sales. In addition, the company has developed new fast-food concepts that should further contribute to revenue growth. AFC continues to deleverage its balance sheet and appears close to an initial public offering of common stock. Another food-related company, DelMonte Foods, a leading producer of canned fruits and vegetables, remains a large holding. The company has announced plans for an initial public offering, which will improve its balance sheet and credit rating.

Q: Did the Portfolio pursue investments in any new sectors during the year?

A: Yes. As I indicated earlier, the technology sector and communications sectors are expanding rapidly. That is certainly true of cellular phone use. With the rapid expansion of digital, cellular and wireless communications, there is an increased need for tower-sites for transmitters. As a result, the tower management industry has become an interesting real estate play.

   Companies like Crown Castle, SBA Communications, and Pinnacle Corp. have bought or constructed hundreds of towers that are leased to phone company-tenants such as Sprint or Nextel. Cities and towns around the country have severely limited tower construction and are increasingly mandating the co-locating of competing wireless phone companies on the same tower. That makes existing facilities more valuable and improves the pricing power of the tower management companies. The tower management industry is in its infancy, but with the increase in wireless services like cellular and paging devices, there is clear growth potential.

EV Marathon High Income Fund as of March 31, 1998

MANAGEMENT DISCUSSION CONT'D


Q: What is your outlook for the high-yield market in the coming year?

A: With little sign of inflation on the horizon, the economy continues to post fairly strong growth. That is certainly a good climate for the market. It's worth pointing out that there have been some earnings shortfalls and the implications of the downturn in Asia have yet to be fully understood. However, while selectivity will become increasingly important, the outlook for high-yield bonds is generally favorable.

   It's clear that the high-yield market will continue its historical role of attracting capital to developing industries. Beginning in the 1980s, high-yield bonds were used to finance the infrastructure for cable television. Today, the market is playing an equally important part in the build-out of the next generation of cellular and fiber optic networks. While these innovations and technologies are absolutely essential to improving productivity for businesses, they also improve the quality of life for consumers and provide excellent opportunities for entrepreneurs and investors alike. In my view, the future is likely to present many more such opportunities. I believe that High Income Portfolio is well-positioned to share in that growth.


Comparison of Change in Value of a $10,000 Investment in EV Marathon High Income Fund vs. the Lehman Brothers High Yield Bond Index

March 31, 1988, through March 31, 1998

                           [LINE GRAPH APPEARS HERE]


                Date        EV Marathon          Lehman High Yield Bond
                          High Income Fund                Index

                3/31/88       $10,000                    $10,000
                4/30/88       $10,103                    $10,076
                5/31/88       $10,163                    $10,091
                6/30/88       $10,319                    $10,238
                7/31/88       $10,477                    $10,306
                8/31/88       $10,561                    $10,291
                9/30/88       $10,669                    $10,420
               10/31/88       $10,793                    $10,546
               11/30/88       $10,874                    $10,609
               12/31/88       $11,040                    $10,658
                1/31/89       $11,099                    $10,846
                2/28/89       $11,186                    $10,870
                3/31/89       $11,158                    $10,785
                4/30/89       $11,174                    $10,830
                5/31/89       $11,331                    $11,040
                6/30/89       $11,462                    $11,177
                7/31/89       $11,500                    $11,163
                8/31/89       $11,513                    $11,201
                9/30/89       $11,497                    $11,013
               10/31/89       $11,286                    $10,752
               11/30/89       $11,160                    $10,730
               12/31/89       $11,165                    $10,747
                1/31/90       $10,905                    $10,516
                2/28/90       $10,429                    $10,300
                3/31/90       $10,249                    $10,569
                4/30/90       $10,333                    $10,551
                5/31/90       $10,530                    $10,755
                6/30/90       $10,739                    $11,015
                7/31/90       $10,977                    $11,312
                8/31/90       $10,467                    $10,668
                9/30/90        $9,752                     $9,889
               10/31/90        $9,429                     $9,370
               11/30/90        $9,221                     $9,662
               12/31/90        $9,105                     $9,717
                1/31/91        $9,001                     $9,984
                2/28/91        $9,529                    $11,076
                3/31/91        $9,958                    $11,728
                4/30/91       $10,703                    $12,209
                5/31/91       $10,738                    $12,231
                6/30/91       $11,090                    $12,593
                7/31/91       $11,518                    $12,996
                8/31/91       $11,656                    $13,295
                9/30/91       $11,903                    $13,480
               10/31/91       $12,335                    $13,930
               11/30/91       $12,477                    $14,003
               12/31/91       $12,596                    $14,204
                1/31/92       $13,103                    $14,704
                2/28/92       $13,444                    $15,067
                3/31/92       $13,763                    $15,254
                4/30/92       $13,912                    $15,312
                5/31/92       $14,119                    $15,528
                6/30/92       $14,313                    $15,674
                7/31/92       $14,505                    $15,911
                8/31/92       $14,692                    $16,119
                9/30/92       $14,784                    $16,284
               10/31/92       $14,565                    $16,054
               11/30/92       $14,633                    $16,256
               12/31/92       $14,836                    $16,442
                1/31/92       $15,089                    $16,920
                2/28/93       $15,422                    $17,218
                3/31/93       $15,609                    $17,440
                4/30/93       $15,734                    $17,592
                5/31/93       $15,970                    $17,801
                6/30/93       $16,279                    $18,175
                7/31/93       $16,459                    $18,351
                8/31/93       $16,499                    $18,505
                9/30/93       $16,485                    $18,553
               10/31/93       $16,847                    $18,928
               11/30/93       $17,061                    $19,019
               12/31/93       $17,347                    $19,255
                1/31/94       $17,689                    $19,673
                2/28/94       $17,799                    $19,622
                3/31/94       $17,214                    $18,880
                4/30/94       $17,012                    $18,752
                5/31/94       $17,112                    $18,761
                6/30/94       $17,153                    $18,819
                7/31/94       $17,078                    $18,979
                8/31/94       $17,054                    $19,113
                9/30/94       $17,054                    $19,114
               10/31/94       $17,059                    $19,160
               11/30/94       $16,852                    $18,918
               12/31/94       $17,033                    $19,058
                1/31/95       $17,106                    $19,316
                2/28/95       $17,544                    $19,978
                3/31/95       $17,646                    $20,193
                4/30/95       $18,131                    $20,707
                5/31/95       $18,522                    $21,287
                6/30/95       $18,542                    $21,429
                7/31/95       $18,827                    $21,694
                8/31/95       $18,731                    $21,761
                9/30/95       $18,856                    $22,029
               10/31/95       $18,876                    $22,101
               11/30/95       $19,053                    $22,360
               12/31/95       $19,395                    $22,712
                1/31/96       $19,690                    $23,111
                2/28/96       $19,982                    $23,130
                3/31/96       $19,905                    $23,114
                4/30/96       $20,064                    $23,165
                5/31/96       $20,274                    $23,304
                6/30/96       $20,274                    $23,497
                7/31/96       $20,420                    $23,606
                8/31/96       $20,724                    $23,861
                9/30/96       $21,270                    $24,436
               10/31/96       $21,303                    $24,624
               11/30/96       $21,674                    $25,110
               12/31/96       $22,068                    $25,290
                1/31/97       $22,239                    $25,537
                2/28/97       $22,665                    $25,959
                3/31/97       $22,168                    $25,572
                4/30/97       $22,420                    $25,842
                5/31/97       $23,011                    $26,395
                6/30/97       $23,460                    $26,761
                7/31/97       $24,118                    $27,496
                8/31/97       $24,253                    $27,433
                9/30/97       $24,868                    $27,977
               10/31/97       $24,804                    $28,002
               11/30/97       $25,017                    $28,270
               12/31/97       $25,455                    $28,518
                1/31/98       $25,965                    $29,031
                2/28/98       $26,313                    $29,201
                3/31/98       $26,731                    $29,475

Performance+
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One year                                             20.6%
Five years                                           11.4
Ten years                                            10.3

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
One year                                             15.6%
Five years                                           11.1
Ten years                                            10.3


*  Source: Towers Data Systems, Bethesda, MD.

   The chart compares the Fund's total return with that of the Lehman Brothers High Yield Bond Index, a broad-based, unmanaged market index of high-yield corporate bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** This figure reflects the Fund's maximum applicable contingent deferred sales charge (CDSC) deducted at redemption as follows: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; and 1% - 6th year.


+ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect applicable CDSC according to the schedule above.


   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less their original cost.

EV Marathon High Income Fund as of March 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of March 31, 1998
Assets
------------------------------------------------------------------------
Investment in High Income Portfolio (Portfolio), at
    value (Note 1A) (identified cost, $654,106,434)         $696,744,106
Receivable for Fund shares sold                                1,243,786
------------------------------------------------------------------------
Total assets                                                $697,987,892
------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------
Dividends payable                                           $  2,235,768
Payable for Fund shares redeemed                               1,467,828
Payable to affiliate for Trustees' fees (Note 4)                     946
Accrued expenses                                                 465,739
------------------------------------------------------------------------
Total liabilities                                           $  4,170,281
------------------------------------------------------------------------
Net Assets for 86,382,388 shares of beneficial
    interest outstanding                                    $693,817,611
------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------
Paid-in capital                                             $687,729,234
Accumulated undistributed net realized loss on
    investments from Portfolio (computed on the
    basis of identified cost)                                (37,488,351)
Accumulated undistributed net investment income                  939,056
Net unrealized appreciation of investments from
    Portfolio (computed on the basis of identified
    cost)                                                     42,637,672
------------------------------------------------------------------------
Total                                                       $693,817,611
------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
------------------------------------------------------------------------
($693,817,611 / 86,382,388 shares of
     beneficial interest outstanding)                       $       8.03
------------------------------------------------------------------------

Statement of Operations

For the Year Ended
March 31, 1998
Investment Income (Note 1B)
------------------------------------------------------------------------
Interest income allocated from Portfolio                    $ 63,068,188
Dividend income allocated from Portfolio                       2,810,982
Miscellaneous income allocated from Portfolio                  1,104,073
Expenses allocated from Portfolio                             (4,087,705)
------------------------------------------------------------------------
Net investment income from Portfolio                        $ 62,895,538
------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                   $      3,482
Distribution and service fees (Note 5)                         6,215,050
Transfer and dividend disbursing agent fees                      712,297
Printing and postage                                              65,094
Registration fees                                                 37,317
Custodian fee                                                     26,900
Legal and accounting services                                     26,754
Miscellaneous                                                     41,550
------------------------------------------------------------------------
Total expenses                                              $  7,128,444
------------------------------------------------------------------------

Net investment income                                       $ 55,767,094
------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $ 33,998,876
------------------------------------------------------------------------
Net realized gain on investment transactions                $ 33,998,876
------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                             $ 31,499,701
------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                          $ 31,499,701
------------------------------------------------------------------------

Net realized and unrealized gain on investments             $ 65,498,577
------------------------------------------------------------------------

Net increase in net assets from operations                  $121,265,671
------------------------------------------------------------------------


                       See notes to financial statements

EV Marathon High Income Fund as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                        Year Ended          Year Ended
in Net Assets                              March 31, 1998      March 31, 1997
-------------------------------------------------------------------------------
From operations --
    Net investment income                   $  55,767,094       $  49,873,683
    Net realized gain (loss)
        on investment transactions             33,998,876          (3,889,847)
    Net change in unrealized
        appreciation (depreciation) of
        investments                            31,499,701          13,832,420
-------------------------------------------------------------------------------
Net increase in net assets
    from operations                         $ 121,265,671       $  59,816,256
-------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    From net investment income              $ (52,767,916)      $ (49,873,683)
    In excess of net investment income                 --            (446,941)
-------------------------------------------------------------------------------
Total distributions to shareholders         $ (52,767,916)      $ (50,320,624)
-------------------------------------------------------------------------------

Transactions in shares of beneficial
    interest (Note 3)
    Proceeds from sale of shares            $ 134,879,881       $ 175,363,195
-------------------------------------------------------------------------------
    Net asset value of shares issued to
        shareholders in payment of
        distributions declared                 16,511,135          15,276,268
    Cost of shares redeemed                  (124,344,122)        (98,827,713)
-------------------------------------------------------------------------------
Net increase in net assets from Fund
    share transactions                      $  27,046,894       $  91,811,750
-------------------------------------------------------------------------------

Net increase in net assets                  $  95,544,649       $ 101,307,382
-------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------
At beginning of year                        $ 598,272,962       $ 496,965,580
-------------------------------------------------------------------------------
At end of year                              $ 693,817,611       $ 598,272,962
-------------------------------------------------------------------------------


Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
-------------------------------------------------------------------------------
At end of year                              $     939,056       $  (2,060,122)
-------------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon High Income Fund as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                        Year Ended March 31,
                                                      ------------------------------------------------------------------------------
                                                           1998            1997            1996           1995           1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                     $  7.220        $   7.100       $  6.920       $   7.450      $   7.480
------------------------------------------------------------------------------------------------------------------------------------


Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    $  0.658        $   0.652       $  0.665       $   0.671      $   0.697
Net realized and unrealized gain (loss) on investments      0.774            0.120          0.189          (0.507)         0.047
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                             $  1.432        $   0.772       $  0.854       $   0.164      $   0.744
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $ (0.622)       $  (0.646)      $ (0.665)      $  (0.671)     $  (0.697)
In excess of net investment income                             --           (0.006)        (0.009)         (0.023)        (0.077)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      $ (0.622)       $  (0.652)      $ (0.674)      $  (0.694)     $  (0.774)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                           $  8.030        $   7.220       $  7.100       $   6.920      $   7.450
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                           20.59%           11.37%         12.80%           2.51%         10.28%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                  $693,818        $ 598,273       $496,966       $ 439,171      $ 399,259
Ratio of expenses to average daily net assets/(2)/           1.73%            1.77%          1.78%           1.78%          1.82%
Ratio of investment income to average daily net assets       8.58%            8.97%          9.38%           9.52%          9.09%
Portfolio Turnover/(3)/                                        --               --             --              11%            96%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

EV Marathon High Income Fund as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  EV Marathon High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (72.5% at March 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  On June 23, 1997, the Board of Trustees of the Trust adopted a multiple class plan for the Fund which permits the Fund to issue more than one class of shares. Initially, the Fund will offer two classes of shares and, effective April 1, 1998, the existing shares of the Fund will be designated Class B shares. On June 23, 1997, the Board of Trustees also approved a Plan of Reorganization (the "Plan") for the Trust. Under the terms of the Plan, the Fund will acquire substantially all of the assets and liabilities of EV Classic High Income Fund. The transaction will be structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. As a result of the reorganization, shareholders of the Classic Fund will receive Class C shares of the Fund. The reorganization will occur after the close of business, March 31, 1998.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $37,116,868 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on March 31, 2000 ($11,538,107), 2003 ($12,690,352), 2004 ($5,868,015) and 2005 ($7,020,394),
  respectively.

  D Other -- Investment transactions are accounted for on a trade date basis.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.


2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain

EV Marathon High Income Fund as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


  distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.


3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                   Year Ended March 31,
  ------------------------------------------------------------------------------
                                               1998                  1997
  ------------------------------------------------------------------------------
  Sales                                     17,727,309           24,377,723
  Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                        2,155,159            2,122,410

  Redemptions                              (16,307,730)         (13,725,000)
  ------------------------------------------------------------------------------
  Net increase                               3,574,738           12,775,133
  ------------------------------------------------------------------------------


4 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.

5 Distribution Plan
  ------------------------------------------------------------------------------
  The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of
  (i) 5% of the aggregate amount received by the Fund for the shares sold plus,
  (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid $4,873,159 to EVD for the year ended March 31, 1998, representing 0.75% of average daily net assets. At March 31, 1998 the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $16,865,000.

  In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Fund paid or accrued service fees to or payable to EVD for the year ended March 31, 1998, in the amount of $1,341,891. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

EV Marathon High Income Fund as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


6 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to the Investment Advisor or its affiliates or to their respective employees. CDSC is paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended March 31, 1998, EVD received approximately $1,638,000 of CDSC paid by shareholders.


7 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the year ended March 31, 1998, aggregated $139,357,380 and $171,284,246, respectively.


8 Subsequent Event
  ------------------------------------------------------------------------------
  Effective April 1, 1998, the Fund changed its name to Eaton Vance High Income Fund and shares of the Fund are designated Class B shares. Additional classes of shares are also offered.

EV Marathon High Income Fund as of March 31, 1998

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of EV Marathon High Income Fund
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of EV Marathon High Income Fund (the Fund) as of March 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998 and 1997, and the financial highlights for each of the years in the five-year period ended March 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund at March 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                  DELOITTE & TOUCHE LLP
                                  Boston, Massachusetts
                                  May 8, 1998

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)


Corporate Bonds & Notes -- 89.7%

                                        Principal
                                        Amount
                                        (000's
Security                                omitted)            Value
-------------------------------------------------------------------------------

Aerospace and Defense -- 0.5%
-------------------------------------------------------------------------------
Alliant Tech Systems Inc., Sr.
Sub. Notes, 11.75%, 3/1/03              $  4,000            $   4,400,000
-------------------------------------------------------------------------------
                                                            $   4,400,000
-------------------------------------------------------------------------------

Apparel -- 1.2%
-------------------------------------------------------------------------------
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07/(1)/                    $  4,800            $   5,184,000
William Carter Co., Sr. Sub. Note,
10.375%, 12/1/06                           6,275                6,729,938
-------------------------------------------------------------------------------
                                                            $  11,913,938
-------------------------------------------------------------------------------

Auto and Parts -- 1.4%
-------------------------------------------------------------------------------
Cambridge Industries, Inc., Sr.
Sub. Notes, 10.25%, 7/15/07             $  2,520            $   2,620,800
Key Plastics, Inc., Sr. Notes,
14.00%, 11/15/99                           5,500                6,105,000
Walbro Corp., Sr. Notes,
10.125%, 12/15/07                          4,590                4,498,200
-------------------------------------------------------------------------------
                                                            $  13,224,000
-------------------------------------------------------------------------------

Banks - Regional -- 1.0%
-------------------------------------------------------------------------------
First Nationwide Holdings, Inc.,
Sr. Sub Note, 10.625%, 10/1/03          $  7,200            $   8,082,000
First Nationwide, Inc., Sr. Notes,
12.50%, 4/15/03                            1,600                1,832,000
-------------------------------------------------------------------------------
                                                            $   9,914,000
-------------------------------------------------------------------------------

Broadcasting and Cable -- 8.5%
-------------------------------------------------------------------------------
21st Century Telecom Group, Sr.
Disc. Notes, 12.25%, (0% until
2003), 2/15/08/(1)/                     $  8,000            $   4,710,000
Adelphia Communications Corp., Sr.
Notes, 9.875%, 3/1/07                      4,480                4,872,000
Adelphia Communications Corp., Sr.
Notes, 10.50%, 7/15/04                     2,640                2,897,400
Century Communications, Sr. Notes,
8.75%, 10/1/07                             2,400                2,496,000
CSC Holdings, Inc., Sr. Sub. Notes,
9.25%, 11/1/05                             3,150                3,346,875
Diamond Cable Communications Co.,
Sr. Disc. Notes, 11.75%, (0% until
2000), 12/15/05                            1,400                1,113,000
Diamond Cable Communications Co.,
Sr. Disc. Notes, 13.25%, (0% until
1999), 9/30/04                             1,600                1,476,000
Digital Television Services, Inc.,
Guaranteed Notes, 12.50%, 8/1/07           6,410                7,387,525
Echostar DBS Corp., Sr. Sec. Notes,
12.50%, 7/1/02                             5,000                5,650,000
Intermedia Capital Partners, Sr.
Sub. Note, 11.25%, 8/1/06                  2,625                2,953,125
Marcus Cable Operating Co., Sr.
Debs., 11.875%, 10/1/05                    2,800                3,045,000
Marcus Cable Operating Co., Sr.
Disc. Notes, 14.25%, (0% until
2000), 12/15/05                            8,500                7,713,750
NTL, Inc., 10.00%, 2/15/07                 4,400                4,774,000
NTL, Inc., Sr. Notes, 9.75%,
(0% until 2003), 4/1/08/(1)/               4,400                2,871,000
Star Choice Communications, Sr.
Sec. Notes, 13.00%, 12/15/05/(1)/          2,400                2,508,000
Sullivan Broadcasting Co., Inc.,
Sr. Sub. Notes, 10.25%, 12/15/05           4,800                5,292,000
Telewest PLC, Debs., 11.00%,
(0% until 2002), 10/1/07                   7,000                5,635,000
UIH Australia/Pacific, Inc., Sr.
Disc. Note, 14.00%, (0% until
2001), 5/15/06                             1,600                1,104,000
UIH Australia/Pacific, Inc., Sr.
Disc. Notes, 14.00%,
(0% until 2001), 5/15/06                   2,000                1,380,000
United International Holdings,
Inc., Sr. Disc. Notes, 10.75%,
(0% until 2003), 2/15/08                  15,300                9,562,500
-------------------------------------------------------------------------------
                                                            $  80,787,175
-------------------------------------------------------------------------------

Building Materials -- 0.4%
-------------------------------------------------------------------------------
Tarkett International, AG., Sr.
Sub. Notes, 9.00%, 3/1/02               $  3,600            $   3,681,000
-------------------------------------------------------------------------------
                                                            $   3,681,000
-------------------------------------------------------------------------------

Business Services -- 1.9%
-------------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc.
Notes, 11.25%,
(0% until 2003), 3/15/08/(1)/           $  4,800            $   2,892,000
Apcoa, Inc., Sr. Sub. Notes,
9.25%, 3/15/08/(1)/                        1,200                1,203,000
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                            4,320                4,492,800
Intertek Finance PLC, Sr. Sub.
Note, 10.25%, 11/1/06                      5,600                5,992,000
Sitel Corp., Sr. Sub. Notes,
9.25%, 3/15/06/(1)/                        3,000                3,075,000
-------------------------------------------------------------------------------
                                                            $  17,654,800
-------------------------------------------------------------------------------


                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)

                                        Principal
                                        Amount
                                        (000's
Security                                omitted)            Value
-------------------------------------------------------------------------------

Business Services - Miscellaneous -- 4.6%
-------------------------------------------------------------------------------
Allied Waste Industries, Inc., Sr.
Disc. Notes, 11.30%, (0% until
2002), 6/1/07                           $  6,550            $   4,814,250
Allied Waste North America, Inc.,
Sr. Sub. Note, LOC, 10.25%,
12/1/06                                    8,200                9,102,000
Crown Castle International Corp.,
Sr. Disc. Notes, 10.625%,
(0% until 2002), 11/15/07/(1)/             3,800                2,565,000
Pinnacle Holdings, Inc., Sr. Disc.
Notes, 10.00%, (0% until
2003), 3/15/08/(1)/                        4,020                2,512,500
Richmont Marketing Special, Sr.
Sub. Notes, 10.125%, 12/15/07/(1)/         7,475                7,774,000
SBA Communications Corp., Sr.
Disc. Notes, 12.00%, (0% until
2003), 3/1/08/(1)/                        13,600                8,041,000
Unicco Service/Finance, Inc., Sr.
Sub. Notes, 9.875%, 10/15/07               4,040                4,135,950
Unisite, Inc., Sub. Notes,
0.00%, 12/15/04/(1)/                       4,500                4,671,450
-------------------------------------------------------------------------------
                                                            $  43,616,150
-------------------------------------------------------------------------------

Chemicals -- 1.3%
-------------------------------------------------------------------------------
Huntsman Corp., Sr. Sub. Note,
9.50%, 7/1/07/(1)/                      $  3,350            $   3,475,625
NL Industries, Inc., Sr. Notes,
11.75%, 10/15/03                           5,040                5,607,000
Sterling Chemical Holdings, Inc.,
0.00%, 8/15/08                             6,400                3,808,000
-------------------------------------------------------------------------------
                                                            $  12,890,625
-------------------------------------------------------------------------------

Communications Equipment -- 0.7%
-------------------------------------------------------------------------------
Jordan Telecom Products, Inc., Sr.
Disc. Notes, 11.75%, (0% until
2000), 8/1/07/(1)/                      $  7,700            $   6,545,000
-------------------------------------------------------------------------------
                                                            $   6,545,000
-------------------------------------------------------------------------------

Computer Equipment -- 1.8%
-------------------------------------------------------------------------------
Merisel, Inc., Sr. Notes, 12.50%,
12/31/04                                $  4,000            $   4,460,000
Unisys Corp., Debs., 9.75%,
9/15/16                                    3,600                3,726,000
Unisys Corp., Sr. Notes, 11.75%,
10/15/04                                   2,600                3,009,500
Unisys Corp., Sr. Notes, 12.00%,
4/15/03                                    5,600                6,342,000
-------------------------------------------------------------------------------
                                                            $  17,537,500
-------------------------------------------------------------------------------

Containers and Packaging -- 1.6%
-------------------------------------------------------------------------------
Applied Extrusion Inc., Sr. Notes,
11.50%, 4/1/02                          $  6,000            $   6,420,000
Consumers International, Inc., Sr.
Sub. Note, 10.25%, 4/1/05/(1)/             3,935                4,348,175
S.D. Warren Co., Sr. Sub. Notes,
12.00%, 12/15/04                           3,800                4,246,500
-------------------------------------------------------------------------------
                                                            $  15,014,675
-------------------------------------------------------------------------------

Electric Utilities -- 0.9%
-------------------------------------------------------------------------------
AES Corp., 8.375%, 8/15/07              $  1,200            $   1,233,000
AES Corp., Sr. Sub. Notes,
10.25%, 7/15/06                            1,600                1,768,000
Cal Energy Company, Inc., Sr.
Notes, 9.50%, 9/15/06                      5,500                5,907,165
-------------------------------------------------------------------------------
                                                            $   8,908,165
-------------------------------------------------------------------------------

Electrical Equipment -- 0.4%
-------------------------------------------------------------------------------
Wavetek Corp., Sr. Sub. Notes,
10.125%, 6/15/07                        $  3,360            $   3,519,600
-------------------------------------------------------------------------------
                                                            $   3,519,600
-------------------------------------------------------------------------------

Electronics - Instruments -- 0.4%
-------------------------------------------------------------------------------
HCC Industries, Inc., Sr. Sub.
Notes, 10.75%, 5/15/07                  $  3,975            $   4,153,875
-------------------------------------------------------------------------------
                                                            $   4,153,875
-------------------------------------------------------------------------------

Entertainment -- 1.1%
-------------------------------------------------------------------------------
Australis Media Ltd., Sub. Disc.
Notes, 15.75%, (0% until
2000), 5/15/03                          $  4,490            $     897,919
Fox Kids Worldwide, Inc., Sr.
Disc. Notes, 10.25%, (0% until
2002), 11/1/07/(1)/                        7,700                4,908,750
Premier Parks, Inc., Sr. Disc.
Notes, 10.00%, (0% until
2003), 4/1/08                              3,200                2,040,000
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                              1,640                1,676,900
SFX Entertainment, Inc., Sr. Sub.
Notes, 9.125%, 2/1/08/(1)/                 1,480                1,457,800
-------------------------------------------------------------------------------
                                                            $  10,981,369
-------------------------------------------------------------------------------

Foods -- 4.2%
-------------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07/(1)/                     $  3,925            $   4,023,125
Del Monte Corp., Sr. Note,
12.25%, 4/15/07                            4,400                5,016,000
Del Monte Foods Co., Sr. Disc.
Notes, 12.50%, (0% until
1998), 12/15/07/(1)/                       7,000                4,593,750
Grupo Azucarero Mexico, Sr. Notes,
11.50%, 1/15/05/(1)/                       3,200                3,176,000


                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)



                                        Principal
                                        Amount
                                        (000's
Security                                omitted)            Value
-------------------------------------------------------------------------------

Foods (continued)
-------------------------------------------------------------------------------
International Home Foods, Inc.,
Sr. Sub. Note, 10.375%,  11/1/06        $  9,000            $  10,012,500
Keebler Corp., Sr. Sub. Notes,
10.75%,  7/1/06                            5,720                6,492,200
Van De Kamps, Inc., Sr. Sub. Notes,
12.00%,  9/15/05                           6,100                6,801,500
-------------------------------------------------------------------------------
                                                            $  40,115,075
-------------------------------------------------------------------------------

Health Services -- 1.2%
-------------------------------------------------------------------------------
Dade International, Inc., Sr. Sub.
Notes, 11.125%,  5/1/06                 $  4,800            $   5,364,000
Genesis Eldercare Acquisition
Corp., Sr. Sub. Note, 9.00%,
8/1/07/(1)/                                6,120                6,273,000
-------------------------------------------------------------------------------
                                                            $  11,637,000
-------------------------------------------------------------------------------

Household Products -- 2.9%
-------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub.
Notes, 9.875%, 12/15/07/(1)/            $  4,480            $   4,692,800
Coleman Holdings, Inc., Sr. Disc.
Notes, 0.00%, 5/15/01                      4,000                3,140,000
Icon Health and Fitness, Inc., Sr.
Sub. Note, 13.00%, 7/15/02                 4,000                4,360,000
IHF Holdings, Inc., 15.00%,
(0% until 1999), 11/15/04                  2,960                2,486,400
Ridell Sports, Inc., Sr. Note,
10.50%, 7/15/07                            3,160                3,318,000
Selmer Co., Inc., Sr. Sub. Notes,
11.00%, 5/15/05                            5,300                5,816,750
Werner Holdings Co., Inc., Sr.
Sub. Notes, 10.00%, 11/15/07               3,600                3,802,500
-------------------------------------------------------------------------------
                                                            $  27,616,450
-------------------------------------------------------------------------------

Information Services -- 1.7%
-------------------------------------------------------------------------------
Cellnet Data Systems, Inc., Sr.
Disc. Notes, 14.00%, (0% until
2002), 10/1/07                          $ 10,400            $   6,136,000
Concentric Network Corp., Sr.
Notes, 12.75%, 12/15/07/(1)/               3,200                3,792,000
Orbital Imaging Corp., Sr. Notes,
11.625%, 3/1/05/(1)/                       3,760                4,117,200
Verio, Inc., Sr. Notes, 10.375%,
4/1/05/(1)/                                2,160                2,246,400
-------------------------------------------------------------------------------
                                                            $  16,291,600
-------------------------------------------------------------------------------

Lodging and Gaming -- 4.8%
-------------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes,
13.75%, 10/1/04                         $  5,000            $   5,762,500
Extended Stay America, Sr. Sub.
Notes, 9.15%, 3/15/08/(1)/                13,200               13,364,999
Harvey Casinos Resorts, Sr. Sub.
Notes, 10.625%, 6/1/06                     8,550                9,597,375
Horseshoe Gaming L.L.C., Sr. Sub.
Notes, 9.375%, 6/15/07                     3,200                3,456,000
Showboat Marina Casino, 1st Mtg.
Notes, 13.50%, 3/15/03                     6,000                7,080,000
Trump Atlantic City Associates,
Co., 1st Mtg. Notes, 11.25%,
5/1/06                                     5,900                6,062,250
-------------------------------------------------------------------------------
                                                            $  45,323,124
-------------------------------------------------------------------------------

Machinery -- 0.3%
-------------------------------------------------------------------------------
Alvey Systems, Inc., Sr. Sub.
Notes, 11.375%, 1/31/03                 $  2,400            $   2,580,000
-------------------------------------------------------------------------------
                                                            $   2,580,000
-------------------------------------------------------------------------------

Manufacturing -- 7.3%
-------------------------------------------------------------------------------
Amtrol Acquisition, Inc., Sr. Sub.,
10.625%, 12/31/06                       $  3,600            $   3,699,000
Clark-Schwebel Holdings, Inc.,
Debs., 12.50%, 7/15/07                     4,277                4,598,247
Details, Inc., Sr. Sub. Notes,
10.00%, 11/15/05                           5,650                5,918,375
FWT, Inc., Sr. Sub. Notes,
9.875%, 11/15/07/(1)/                      5,360                5,092,000
GSI Group, Inc., Sr. Sub. Notes,
10.25%, 11/1/07/(1)/                       3,680                3,882,400
IMO Industries, Sr. Sub. Notes,
11.75%, 5/1/06                             8,680                9,808,400
MCMS, Inc., Sr. Sub. Notes,
9.75%, 3/1/08/(1)/                         7,400                7,474,000
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                           6,600                7,128,000
RBX Corp., Sr. Notes, 12.00%,
1/15/03/(1)/                               2,200                2,288,000
Roller Bearing Co. America, Inc.,
Sr. Sub. Notes, 9.625%, 6/15/07            1,600                1,644,000
Roller Bearing Holdings Co.,
13.00%, (0% until 2002), 6/15/09/(1)/     12,875                8,433,125
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07/(1)/                         5,000                5,225,000
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                              3,600                3,762,000
-------------------------------------------------------------------------------
                                                            $  68,952,547
-------------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                        Principal
                                        Amount
                                        (000's
Security                                omitted)            Value
-------------------------------------------------------------------------------

Medical Products -- 1.2%
-------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub. Notes,
9.625%, 12/15/05                        $  2,700            $   2,821,500
Maxxim Medical, Inc., Sr. Sub.
Notes, 10.50%, 8/1/06                      5,200                5,772,000
Physician Sales and Service, Sr.
Sub. Notes, 8.50%, 10/1/07                 2,680                2,787,200
-------------------------------------------------------------------------------
                                                            $  11,380,700
-------------------------------------------------------------------------------

Metals - Industrial -- 1.5%
-------------------------------------------------------------------------------
GS Technologies Corp., Sr. Notes,
12.25%, 10/1/05                         $  7,100            $   8,058,500
Kaiser Aluminum and Chemical,
Inc., Sr. Notes, 10.875%, 10/15/06         2,500                2,712,500
WHX Corp., 10.50%, 4/15/05/(1)/            3,600                3,600,000
-------------------------------------------------------------------------------
                                                            $  14,371,000
-------------------------------------------------------------------------------

Oil and  Gas - Equipment and Services -- 2.7%
-------------------------------------------------------------------------------
Dailey International, Inc., Sr.
Notes, 9.50%, 2/15/08/(1)/              $  9,120            $   9,177,000
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08/(1)/                        5,600                5,516,000
Hvide Marine, Inc., Sr. Notes,
8.375%, 2/15/08/(1)/                       4,800                4,680,000
Universal Compression, Inc., Sr.
Disc. Notes, 9.875%, (0% until
2003), 2/15/08/(1)/                        9,400                5,875,000
-------------------------------------------------------------------------------
                                                            $  25,248,000
-------------------------------------------------------------------------------

Oil and  Gas - Exploration
and Production -- 2.9%
-------------------------------------------------------------------------------
Energy Corp. of America, Sr. Sub.
Notes, 9.50%, 5/15/07                   $  5,400            $   5,400,000
Mariner Energy Corp., Sr. Sub.
Notes, 10.50%, 8/1/06                      4,600                4,784,000
Michael Petroleum Corp., Sr. Notes,
11.50%, 4/1/05                             3,655                3,618,450
Rutherford-Moran Oil Corp., Sr.
Sub. Notes, 10.75%, 10/1/04                6,515                6,971,050
Transamerican Energy, Sr. Notes,
11.50%, 6/15/02                            3,200                3,168,000
United Refining Co., Sr. Notes,
10.75%, 6/15/07                            3,200                3,376,000
-------------------------------------------------------------------------------
                                                            $  27,317,500
-------------------------------------------------------------------------------

Paper and Forest Products -- 1.4%
-------------------------------------------------------------------------------
Asia Pulp and Paper, 12.00%,
12/29/49                                $  6,000            $   4,920,000
Indah Kiat Finance Mauritius, Sr.
Unsec. Notes, 10.00%, 7/1/07               3,400                2,813,500
Pindo Deli Finance Mauritius,
Ltd., Guaranteed Sr. Note,
10.75%, 10/1/07                            2,400                2,004,000
Tjiwi Kimia Finance Mauritus,
Ltd., Guaranteed Sr. Sub. Notes,
10.00%, 8/1/04                             3,800                3,154,000
-------------------------------------------------------------------------------
                                                            $  12,891,500
-------------------------------------------------------------------------------

Printing and Business Products -- 1.1%
-------------------------------------------------------------------------------
American Pad and Paper Co., Sr.
Sub. Notes, 13.00%, 11/15/05            $  3,250            $   3,542,500
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                     6,600                7,161,000
-------------------------------------------------------------------------------
                                                            $  10,703,500
-------------------------------------------------------------------------------

Publishing -- 1.6%
-------------------------------------------------------------------------------
American Lawyer Media Corp., Sr.
Disc. Notes, 12.25%, (0% until
2002) 12/15/08                          $  2,920            $   1,854,200
American Lawyer Media Corp., Sr.
Notes, 9.75%, 12/15/07/(1)/                2,000                2,100,000
Newsquest Capital Corp., Sr. Sub.
Note, 11.00%, 5/1/06                         605                  679,113
Newsquest Capital Corp., Sr. Sub.
Notes, 11.00%, 5/1/06                      4,441                4,985,023
Von Hoffman Press, Inc., Sr. Sub.
Note, 10.375%, 5/15/07/(1)/                4,800                5,184,000
-------------------------------------------------------------------------------
                                                            $  14,802,336
-------------------------------------------------------------------------------

Retail - Food and Drug -- 2.4%
-------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub.
Notes, 10.25%, 5/15/07                  $  9,600            $  10,176,000
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                           5,200                5,427,500
Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                            6,200                7,068,000
-------------------------------------------------------------------------------
                                                            $  22,671,500
-------------------------------------------------------------------------------

Retail - General -- 1.9%
-------------------------------------------------------------------------------
Big 5 Corp., Sr. Notes,
10.875%, 11/15/07                       $  4,320            $   4,417,200


                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D
(Expressed in United States Dollars)


                                        Principal
                                        Amount
                                        (000's
Security                                omitted)            Value
-------------------------------------------------------------------------------

Retail - General (continued)
-------------------------------------------------------------------------------
Franks Nursery and Crafts, Sr.
Sub. Notes, 10.25%, 3/1/08/(1)/         $  4,000            $   3,980,000
Kindercare Learning Ctrs., Inc.,
Sr. Sub. Note, 9.50%, 2/15/09              6,500                6,670,625
Tuesday Morning Corp., Sr. Sub.
Notes, 11.00%, 12/15/07/(1)/               3,000                3,112,500
-------------------------------------------------------------------------------
                                                            $  18,180,325
-------------------------------------------------------------------------------

Transportation -- 0.4%
-------------------------------------------------------------------------------
International Logistics, Ltd., Sr.
Notes, 9.75%,  10/15/07                 $  3,680            $   3,652,400
-------------------------------------------------------------------------------
                                                            $   3,652,400
-------------------------------------------------------------------------------

Wireless Communication Services -- 10.9%
-------------------------------------------------------------------------------
America Mobile/ AMSC Acquisition
Corp., Sr. Notes, 12.25%, 4/1/08        $  5,400            $   5,616,000
Dial Call Communications Inc., Sr.
Red. Notes, 12.25%, (0% until
1999), 4/15/04                            10,720               10,666,400
Dobson Communications Corp., Sr.
Note, 11.75%, 4/15/07                      9,675               10,642,500
Iridium L.L.C. Capital Corp., Sr.
Notes, 11.25%, 7/15/05                     9,000                9,540,000
Microcell Telecommunication, Sr.
Disc. Notes, 14.00%, (0% until
2001), 6/1/06                              5,640                4,187,700
Millicom International Cellular,
Sr. Disc Notes, 13.50%, (0% until
2001), 6/1/06                              7,200                5,616,000
Nextel Communications, Inc., Sr.
Disc. Notes, 9.75%, (0% until
1999), 8/15/04                             4,000                3,850,000
Nextel Communications, Inc., Sr.
Disc. Notes, 10.65%, (0% until
2002), 9/15/07                               250                  167,500
Nextel International, Inc., Sr.
Disc. Notes, 12.125%, (0% until
2003), 4/15/08/(1)/                        9,000                5,400,000
Omnipoint Corp., Sr. Note,
11.625%, 8/15/06                           2,580                2,838,000
Orion Network Systems, Inc., Sr.
Disc. Notes, 12.50%, (0% until
2002), 1/15/07                             1,600                1,256,000
Orion Network Systems, Inc., Sr.
Note, 11.25%, 1/15/07                      5,600                6,496,000
Pricellular Wireless
Communications Corp., Sr. Notes,
10.75%, 11/1/04                            3,200                3,600,000
Pricellular Wireless
Communications Corp., Sr. Sub.
Disc. Nts., 12.25%, (0% until
1998), 10/1/03                             6,980                7,468,600
Satelites Mexicanos SA, Sr. Notes,
10.125%, 11/1/04                           2,800                2,898,000
Telesystem International Wireless,
Sr. Disc. Notes, 10.50%, (0% until
2002), 11/1/07                             4,000                2,540,000
Telesystem International Wireless,
Sr. Disc. Notes, 13.25%, (0% until
2002), 6/30/07                             3,800                2,650,500
Teligent, Inc., Sr. Notes,
11.50%, 12/1/07                            4,800                5,040,000
Winstar Communications, Inc., Sr.
Disc. Notes, 14.00%, (0% until
2000), 10/15/05                            2,400                3,552,000
Winstar Communications, Inc., Sr.
Sub. Notes, 10.00%, 3/15/08/(1)/           9,100                9,236,500
-------------------------------------------------------------------------------
                                                            $ 103,261,700
-------------------------------------------------------------------------------

Wireline Communication Services -- 11.6%
-------------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr.
Disc. Notes, 11.75%, (0% until
2003), 2/15/08/(1)/                     $ 12,500            $   7,250,000
Econophone, Inc., Sr. Disc. Notes,
11.00%, (0% until 2003), 2/15/08/(1)/      4,000                2,290,000
Esat Telecom Group PLC, Sr.
Deferred Coupon Note, 12.50%, (0%
until 2002), 2/1/07                        3,875                2,886,875
Esat Telecom Group PLC, Sr.
Deferred Coupon Notes, 12.50%, (0%
until 2002), 2/1/07                        3,600                2,682,000
Esprit Telecom Group PLC, Sr.
Notes, 11.50%, 12/15/07                    3,000                3,285,000
Facilicom International, Sr. Notes,
10.50%, 1/15/08/(1)/                       7,040                7,356,800
Focal Communications Corporate
Purpose, Sr. Disc. Notes, 12.125%,
(0% until 2003), 2/15/08/(1)/             15,600                9,165,000
GST Equipment Funding, Sr. Notes,
13.25%, 5/1/07                             4,900                5,806,500
GST Telecommunications, Sr. Sub.
Notes, 12.75%, 11/15/07                    1,600                1,936,000
GST USA, Inc., Sr. Disc. Notes,
13.875%, (0% until 2000), 12/15/05         3,180                2,639,400
Icg Holdings, Inc., Sr. Disc. Note,
10.00%, 3/15/07                            7,075                5,235,500
Icg Services, Inc., Sr. Disc.
Notes, 10.00%, (0% until
2002), 2/15/08/(1)/                        6,920                4,498,000
IDT Corp., Sr. Notes, 8.75%,
2/15/06/(1)/                               1,440                1,432,800
Intermedia Communications, Inc.,
Sr. Notes, 8.50%, 1/15/08                  4,800                4,992,000
Metronet Communications, Sr. Disc.
Notes, 10.75%, (0% until
2002), 11/1/07                             4,800                3,192,000
Metronet Communications, Sr.
Notes, 12.00%, 8/15/07                     1,800                2,079,000
MGC Communications, Inc., Sr.
Notes, 13.00%, 10/1/04                     5,680                6,084,700
Netia Holdings B.V., Sr. Notes,
10.25%, 11/1/07/(1)/                       2,400                2,466,000
Netia Holdings B.V., Sr. Notes,
11.25%, (0% until 2001), 11/1/07/(1)/      1,200                  819,000
Nextlink Communications, Inc., Sr.
Discount Notes, 9.45%, (0% until
2003), 4/15/08                             8,000                5,050,000
Nextlink Communications, Inc., Sr.
Notes, 9.00%, 3/15/08/(1)/                 5,700                5,842,500


                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)



                                        Principal
                                        Amount
                                        (000's
Security                                omitted)            Value
-------------------------------------------------------------------------------

Wireline Communication Services (continued)
-------------------------------------------------------------------------------
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                  $  6,720            $   7,728,000
Primus Telecom Group, Sr. Notes,
11.75%, 8/1/04                             4,600                5,140,500
Qwest Communications
International, Sr. Disc. Notes,
9.47%, (0% until 2002),10/15/07            3,525                2,590,875
RSL Commerce, Ltd., Sr. Notes,
12.25%, 11/15/06                           6,525                7,438,500
-------------------------------------------------------------------------------
                                                            $ 109,886,950
-------------------------------------------------------------------------------

Total Corporate Bonds & Notes
    (identified cost $810,506,202)                          $ 851,625,079
-------------------------------------------------------------------------------

Common Stocks, Warrants and Rights -- 0.3%


Security                                  Shares            Value
-------------------------------------------------------------------------------

Broadcasting and Cable -- 0.0%
-------------------------------------------------------------------------------
American Telecasting, Inc.
Warrants*+                                 2,600            $          26
Australis Media Ltd., Warrants*+           3,600                       --
CS Wireless Systems, Inc., Common
/(1)/*                                       902                       --
UIH Australia/Pacific, Inc.,
Warrants*+                                 3,600                       36
United International Holdings,
Inc., Warrants Exp. 11/15/99*+             7,840                  130,536
-------------------------------------------------------------------------------
                                                            $     130,598
-------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.0%
-------------------------------------------------------------------------------
Unisite, Inc., Warrants*+                  2,252            $          --
-------------------------------------------------------------------------------
                                                            $          --
-------------------------------------------------------------------------------

Chemicals -- 0.0%
-------------------------------------------------------------------------------
Crompton & Knowles Corp., Common           9,489            $     274,583
Sterling Chemicals Holdings, Warrants*+    3,200                   73,600
-------------------------------------------------------------------------------
                                                            $     348,183
-------------------------------------------------------------------------------

Communications Equipment -- 0.0%
-------------------------------------------------------------------------------
In Flight Phone Corp., Warrants
Exp. 8/31/02*+                             1,600            $          --
Jordan Telecommunications, Common/(1)/     2,500                       --
-------------------------------------------------------------------------------
                                                            $          --
-------------------------------------------------------------------------------

Foods -- 0.0%
-------------------------------------------------------------------------------
Servam Corp., $2.00 Warrant
Exp. 4/1/01*+                             12,276            $          --
Servam Corp., $4.50 Warrant
Exp. 4/1/01*+                              2,760                       --
Servam Corp., Common*+                     1,380                       --
Specialty Foods Acquisition Corp.,
Common*+                                  48,000                   12,000
-------------------------------------------------------------------------------
                                                            $      12,000
-------------------------------------------------------------------------------

Information Services -- 0.0%
-------------------------------------------------------------------------------
Cellnet Data Systems, Inc.,
Warrants Exp. 10/1/07*+                    8,000            $          80
-------------------------------------------------------------------------------
                                                            $          80
-------------------------------------------------------------------------------

Machinery -- 0.0%
-------------------------------------------------------------------------------
Thermadyne Holdings Corp., Common*+       40,000            $         400
-------------------------------------------------------------------------------
                                                            $         400
-------------------------------------------------------------------------------

Metals - Industrial -- 0.0%
-------------------------------------------------------------------------------
Gulf States Steel, Warrants*+              2,400            $         120
Terex Corp., Warrants Exp. 5/15/02*+      20,000                  340,000
-------------------------------------------------------------------------------
                                                            $     340,120
-------------------------------------------------------------------------------

Wireless Communication Services -- 0.2%
-------------------------------------------------------------------------------
Microcell Telecommunication, Warrants*+   58,400            $   1,124,200
Nextel Communications, Inc., Class A
Common/(1)/*                              11,154                  376,448
Nextel Communications, Warrants
Exp. 4/25/99*+                             7,200                   25,200
Orion Network Warrants Exp. 1/15/07*+      1,600                   20,000
Orion Network, Warrants Exp.1/15/07*+      5,600                   84,000
-------------------------------------------------------------------------------
                                                            $   1,629,848
-------------------------------------------------------------------------------

Wireline Communication Services -- 0.1%
-------------------------------------------------------------------------------
Esat Holdings, Ltd., Warrants*+            3,600            $     126,000
Hyperion Communications, Inc.,
Warrants Exp. 4/15/01*+                    4,000                  280,000
Intermedia Communications, Inc.,
Common/(1)/*                               1,310                  104,309
Metronet Communications, Warrants
Exp. 8/15/07*+                             1,800                   79,200
MGC Communications, Inc., Warrants
Exp. 10/01/04*                             5,680                       --


                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D
(Expressed in United States Dollars)


Security                                  Shares            Value
-------------------------------------------------------------------------------

Wireline Communication Services (continued)
-------------------------------------------------------------------------------
Optel, Inc., Common/(1)/*                  5,840            $          6
Primus Telecommunications Warrants,
Exp. 8/1/04 *+                             4,600                 161,000
-------------------------------------------------------------------------------
                                                            $    750,515
-------------------------------------------------------------------------------

Total Common Stocks, Warrants and Rights
    (identified cost $1,365,884)                            $  3,211,744
-------------------------------------------------------------------------------

Preferred Stocks-- 8.7%


Security                                  Shares            Value
-------------------------------------------------------------------------------

Broadcasting and Cable -- 3.6%
-------------------------------------------------------------------------------
21st Century Telecom Group,
13.75% /(PIK) (1)/                         8,000            $     896,000
Adelphia Communications Corp.,
13% /(PIK) (1)/                           48,000                5,724,000
Chancellor Radio Broadcasting,
Inc., 12% /(PIK) (1)/                     89,194               10,837,070
CSC Holdings, Inc., Series M,
11.125% /(PIK) (1)/                      110,642               12,972,774
Echostar Communications, 12.125%
/(PIK) (1)/                                3,296                3,674,951
-------------------------------------------------------------------------------
                                                            $  34,104,795
-------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.2%
-------------------------------------------------------------------------------
Unisite, Inc., 8.5% /(PIK)/                3,239            $   1,538,288
-------------------------------------------------------------------------------
                                                            $   1,538,288
-------------------------------------------------------------------------------

Communications Equipment -- 0.3%
-------------------------------------------------------------------------------
Jordan Telecom Products, Inc.,
13.25% /(PIK) (1)/                         2,500            $   3,325,000
-------------------------------------------------------------------------------
                                                            $   3,325,000
-------------------------------------------------------------------------------

Machinery -- 0.4%
-------------------------------------------------------------------------------
MMH Holdings, Inc., 12% /(PIK) (1)/        3,230            $   3,391,500
-------------------------------------------------------------------------------
                                                            $   3,391,500
-------------------------------------------------------------------------------

Manufacturing -- 0.0%
-------------------------------------------------------------------------------
MCMS, Inc., 12.50% /(PIK) (1)/               400            $     404,000
-------------------------------------------------------------------------------
                                                            $     404,000
-------------------------------------------------------------------------------

Wireless Communication Services -- 1.0%
-------------------------------------------------------------------------------
Dobson Communications, 12.25%
/(PIK) (1)/                                3,800            $   4,189,500
Nextel Communications, Inc.,
11.125% /(PIK) (1)/                        4,800                5,100,000
-------------------------------------------------------------------------------
                                                            $   9,289,500
-------------------------------------------------------------------------------

Wireline Communication Services -- 3.2%
-------------------------------------------------------------------------------
America Communications Services,
12.75% /(PIK) (1)/                         4,153            $   5,025,130
Global Telesystem Holdings, 14%
/(PIK) (1)/                                4,400                5,038,000
Intermedia Communications, Inc.,
7% /(PIK) (1)/                           185,000                6,475,000
IXC Communications, Inc., Series B,
12.5% /(PIK) (1)/                         10,620               12,956,170
Nextlink Communications, 14% /(PIK) (1)/  19,509                1,229,067
-------------------------------------------------------------------------------
                                                            $  30,723,367
-------------------------------------------------------------------------------

Total Preferred Stocks
    (identified cost $73,764,688)                           $  82,776,450
-------------------------------------------------------------------------------

Short-Term Investments -- 1.3%

                                        Principal
                                        Amount
                                        (000's
Security                                omitted)            Value
-------------------------------------------------------------------------------
General Electric Capital Corp.,
6.00%, 4/1/98                           $ 12,130            $  12,130,000
-------------------------------------------------------------------------------

Total Short-Term Investments
    (at amortized cost $12,130,000)                         $  12,130,000
-------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $897,766,774)                          $ 949,743,273
-------------------------------------------------------------------------------
/(PIK)/ Payment-in-kind.
/(1)/ Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity.
*     Non-income producing security.
+     Restricted security (see Note 8).

                       See notes to financial statements

High Income Portfolio as of March 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of March 31, 1998
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $897,766,774)                         $949,743,273
Cash                                                              37,489
Receivable for investments sold                               15,053,856
Interest receivable                                           18,640,640
Deferred organization expenses (Note 1D)                           5,254
--------------------------------------------------------------------------
Total assets                                                $983,480,512
--------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------
Payable for investments purchased                           $ 22,898,859
Payable to affiliate for Trustees' fees (Note 2)                   6,695
Accrued expenses                                                  74,248
--------------------------------------------------------------------------
Total liabilities                                           $ 22,979,802
--------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio   $960,500,710
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals     $908,524,211
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                          51,976,499
--------------------------------------------------------------------------
Total                                                       $960,500,710
--------------------------------------------------------------------------


Statement of Operations


For the Year Ended
March 31, 1998
(Expressed in United States Dollars)
Investment Income (Note 1B)
--------------------------------------------------------------------------
Interest income                                             $ 78,984,054
Dividends                                                      3,499,128
Miscellaneous income                                           1,390,266
--------------------------------------------------------------------------
Total income                                                $ 83,873,448
--------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $  4,736,709
Compensation of Trustees not members of the
    Investment adviser's organization (Note 2)                    23,579
Custodian fee                                                    265,007
Legal and accounting services                                     52,234
Amortization of organization expenses (Note 1D)                    4,519
Miscellaneous                                                     39,495
--------------------------------------------------------------------------
Total expenses                                              $  5,121,543
--------------------------------------------------------------------------

Net investment income                                       $ 78,751,905
--------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $ 40,197,991
--------------------------------------------------------------------------
Net realized gain on investment transactions                $ 40,197,991
--------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                     $ 41,198,260
--------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                          $ 41,198,260
--------------------------------------------------------------------------

Net realized and unrealized gain on investments             $ 81,396,251
--------------------------------------------------------------------------

Net increase in net assets from operations                  $160,148,156
--------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


Increase (Decrease)                Year Ended             Year Ended
in Net Assets                      March 31, 1998         March 31, 1997
--------------------------------------------------------------------------
From operations --
    Net investment income           $  78,751,905          $  60,083,973
    Net realized gain (loss)
        on investment transactions     40,197,991             (4,056,681)
    Net change in unrealized
        appreciation (depreciation)
        of investments                 41,198,260             13,401,858
--------------------------------------------------------------------------
Net increase in net assets
    from operations                 $ 160,148,156          $  69,429,150
--------------------------------------------------------------------------
Capital transactions --
    Contributions                   $ 306,797,835          $ 280,137,284
    Withdrawals                      (213,156,743)          (154,202,111)
--------------------------------------------------------------------------
Net increase in net assets
    from capital transactions       $  93,641,092          $ 125,935,173
--------------------------------------------------------------------------

Net increase in net assets          $ 253,789,248          $ 195,364,323
--------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------
At beginning of year                $ 706,711,462          $ 511,347,139
--------------------------------------------------------------------------
At end of year                      $ 960,500,710          $ 706,711,462
--------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                                                         Year Ended March 31,
                                            ------------------------------------------------------------------------------
                                                  1998                 1997                1996                1995*
--------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------------
Expenses                                            0.63%                0.67%               0.71%                0.70%+
Net investment income                               9.63%               10.02%              10.41%               10.63%+
Portfolio Turnover                                   137%                  78%                 88%                  53%
--------------------------------------------------------------------------------------------------------------------------

Net assets, end of year (000's omitted)         $960,501             $706,711            $511,347             $442,552
--------------------------------------------------------------------------------------------------------------------------

+   Annualized.
*   For the period from the start of business, June 1, 1994, to March 31, 1995.

                       See notes to financial statements

High Income Portfolio as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS
(Expressed in United States Dollars)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

    C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Other -- Investment transactions are accounted for on a trade date basis.

    H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expenses on the Statement of Operations.

High Income Portfolio  as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D
(Expressed in United States Dollars)



2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1998, the fee was equivalent to 0.58% of the Portfolio's average daily net assets and amounted to $4,736,709. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1998, no significant amounts have been deferred.

3   Investments
    ----------------------------------------------------------------------------
    The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,242,718,480 and $1,077,138,003, respectively, for the year ended March 31, 1998.

4   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended March 31, 1998.

5   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1998, as computed on a federal income tax basis, were as follows:

    Aggregate cost                                     $    897,971,060
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                      $     57,845,171

    Gross unrealized depreciation                            (6,072,958)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                        $     51,772,213
    ----------------------------------------------------------------------------

6   Restricted Securities
    ----------------------------------------------------------------------------
    At March 31, 1998, the Portfolio owned the following securities (constituting 0.22% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A Securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                              Date of
    Description               Acquisition Shares/Face   Cost      Fair Value
    ----------------------------------------------------------------------------
    Common Stocks, Warrants, and Rights
    ----------------------------------------------------------------------------
    American Telecasting,
      Inc., Wts.               1/16/96       2,600    $ 71,500    $     26
    Australis Media Ltd.,
      Wts.                     5/26/95       3,600           0           0
    Cellnet Data Systems,
      Inc., Wts., Exp.
      10/1/07                                8,000           0          80
    Esat Holdings, Ltd.,
      Wts.                     6/19/97       3,600           0     126,000
    Gulf States Steel, Wts.    8/22/95       2,400           0         120
    Hyperion Communications,
      Inc., Exp. 4/15/01                     4,000      90,000     280,000
    In Flight Phone Corp.,
      Wts., Exp. 8/31/02      11/28/95       1,600           0           0
    Metronet Communications,
      Wts., Exp. 8/15/07                     1,800           0      79,200
    Microcell
      Telecommunication, Wts. 10/30/96      58,400     647,700   1,124,200
    Nextel Communications,
      Wts., Exp. 4/25/99      10/04/96       7,200           0      25,200
    Orion Network, Wts.,
      Exp. 1/15/07                           1,600           0      20,000
    Orion Network, Wts.,
      Exp. 1/15/07                           5,600           0      84,000

High Income Portfolio  as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D
(Expressed in United States Dollars)

                              Date of
    Description               Acquisition Shares/Face   Cost      Fair Value
    ----------------------------------------------------------------------------
    Common Stocks, Warrants, and Rights (continued)
    ----------------------------------------------------------------------------
    Primus Telecommunications,
      Wts., Exp. 8/1/04                      4,600    $      0    $161,000
    Servam Corp., $2.00
      Wts., Exp. 4/1/01       12/15/87      12,276           0           0
    Servam Corp., $4.50
      Wts., Exp. 4/1/01       12/15/87       2,760           0           0
    Servam Corp., Common      12/15/87       1,380           0           0
    Specialty Foods Acq.
      Corp., Common            8/10/93      48,000      34,886      12,000
    Sterling Chemicals
      Holdings, Wts.          10/07/96       3,200           0      73,600
    Thermadyne Holdings
      Corp., Common            4/03/89      40,000      28,800         400
    UIH Australia/Pacific,
      Inc., Wts.                             3,600           0          36
    Unisite, Inc., Wts.                      2,252           0           0
    United International
      Holdings, Inc., Wts.,
      Exp. 11/15/99           11/16/94       7,840     222,186     130,536
    ----------------------------------------------------------------------------
                                                    $1,095,072  $2,116,398
    ----------------------------------------------------------------------------

High Income Portfolio as of March 31, 1998

INDEPENDENT AUDITORS' REPORT



To the Trustees and Investors
of High Income Portfolio
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998 and 1997 and the supplementary data for each of the years in the three-year period ended March 31, 1998 and for the period from the start of business, June 1, 1994, to March 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Portfolio at March 31, 1998, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

                                  DELOITTE & TOUCHE
                                  Grand Cayman, Cayman Islands
                                  British West Indies
                                  May 8, 1998

EV Marathon High Income Fund as of March 31, 1998

INVESTMENT MANAGEMENT

EV Marathon High Income Fund
                        Officers                           Independent Trustees
                        M. Dozier Gardner                  Donald R. Dwight
                        President and Trustee              President, Dwight Partners, Inc.

                        James B. Hawkes                    Samuel L. Hayes, III
                        Vice President and Trustee         Jacob H. Schiff Professor of Investment
                                                           Banking, Harvard University Graduate School of
                        William H. Ahern, Jr.              Business Administration
                        Vice President
                                                           Norton H. Reamer
                        Thomas J. Fetter                   President and Director, United Asset
                        Vice President                     Management Corporation

                        Robert B. MacIntosh                John L. Thorndike
                        Vice President                     Formerly Director, Fiduciary Company Incorporated

                        Michael B. Terry                   Jack L. Treynor
                        Vice President                     Investment Adviser and Consultant

                        James L. O'Connor
                        Treasurer

                        Alan R. Dynner
                        Secretary

High Income Portfolio

                        Officers                           Independent Trustees
                        M. Dozier Gardner                  Donald R. Dwight
                        President and Trustee              President, Dwight Partners, Inc.

                        James B. Hawkes                    Samuel L. Hayes, III
                        Vice President and Trustee         Jacob H. Schiff Professor of Investment
                                                           Banking, Harvard University Graduate School of
                        Michael W. Weilheimer              Business Administration
                        Vice President and
                        Portfolio Manager                  Norton H. Reamer
                                                           President and Director, United Asset
                        Raymond O'Neill                    Management Corporation
                        Vice President
                                                           John L. Thorndike
                        Michel Normandeau                  Formerly Director, Fiduciary Company Incorporated
                        Vice President
                                                           Jack L. Treynor
                        James L. O'Connor                  Investment Adviser and Consultant
                        Treasurer

                        Alan R. Dynner
                        Secretary

Investment Adviser of
High Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of
EV Marathon High Income Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260


Custodian
Investors Bank & Trust Company
200 Claredon Street
Boston, MA 02116


Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02109




EV Marathon High Income Fund
24 Federal Street
Boston, MA 02110





--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                    M-HISRC-5/98